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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Bridge Venture Management IV, L.P.
Address: 950 Winter Street, Suite 4600
         Waltham, MA  02451

Form 13F File Number: 28- ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward T. Anderson
Title: Managing Manager of NBVM GP, LLC, the general partner of North Bridge
       Venture Management IV, L.P.
Phone: 781-290-0004

Signature, Place, and Date of Signing:


/s/ Edward T. Anderson                    Waltham, MA             11/18/2008
----------------------------------   ---------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:   $177,925
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

           Column 1           Column 2  Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
----------------------------- -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                             Shrs                                    Voting Authority
                              Title of             Value      or     Sh/ Put/ Investment   Other  ----------------------
        Name of Issuer          Class    CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers    Sole    Shared None
----------------------------- -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Starent Networks Corp.         COM     85528P108 $136,423 10,542,721  SH      Sole       None     10,542,721
Soundbite Communications Inc.  COM     836091108 $ 41,502  4,736,509  SH      Sole       None      4,736,509


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